Employee Benefits - Rollforward, Balance of the Defined Benefit Obligation (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of net defined benefit liability (asset) [line items]
Non-cash movements in post-employment and other non-current employee benefits obligations	$ 910	$ 854	$ 684
Pension and Retirement Plans | Defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Initial balance	15,113	8,015	7,679
Non-cash movements in post-employment and other non-current employee benefits obligations	489	534	390
Past service cost	288	163	2,881
Interest expense	820	687	527
Gain on settlement	(243)	(280)	(2,884)
Remeasurements of the net defined benefit obligation	531	(2,073)	(42)
Foreign exchange (gain) or loss	(48)	(79)	28
Benefits paid	(1,504)	(1,146)	(564)
Business Acquisitions	0	9,189	0
Employees contributions	119	103
Plan amendments	4
Ending balance	15,366	15,113	8,015
Pension and Retirement Plans | Defined benefit obligation | Discontinued operations
Disclosure of net defined benefit liability (asset) [line items]
Discontinued operations	(195)
Post-Retirement Medical Services | Defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Initial balance	556	647	812
Non-cash movements in post-employment and other non-current employee benefits obligations	32	32	44
Past service cost	13	26	236
Interest expense	54	52	57
Gain on settlement	(14)	(29)	(271)
Remeasurements of the net defined benefit obligation	5	(136)	(191)
Benefits paid	(43)	(36)	(40)
Discontinued operations	(49)	0	0
Ending balance	554	556	647
Seniority Premiums | Defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Initial balance	2,068	2,108	1,763
Non-cash movements in post-employment and other non-current employee benefits obligations	345	328	290
Past service cost	21	7	836
Interest expense	191	160	124
Gain on settlement	(21)	(13)	(839)
Remeasurements of the net defined benefit obligation	66	(342)	112
Benefits paid	(254)	(180)	(178)
Ending balance	2,181	2,068	2,108
Seniority Premiums | Defined benefit obligation | Discontinued operations
Disclosure of net defined benefit liability (asset) [line items]
Discontinued operations	$ (235)	$ 0	$ 0